Segment reporting (Details 1) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Revenue
Revenue	₨ 24,319,542	$ 330,857	₨ 22,952,067	₨ 21,546,885
Country of domicile [member]
Revenue
Revenue	20,292,816		17,808,889	16,879,558
Foreign countries [member]
Revenue
Revenue	₨ 4,026,726		₨ 5,143,178	₨ 4,667,327